Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2016	2015	2014
Numerator:
Net income	$409,331	$446,163	$422,122
Less-net income and dividends attributable to participating restricted shares	(3,592)	(4,597)	(4,837)

Numerator for basic earnings per common share	$405,739	$441,566	$417,285

Add-undistributed income allocated to participating restricted shares	2,604	3,539	3,753
Less-undistributed income reallocated to participating restricted shares	(2,569)	(3,485)	(3,698)

Numerator for diluted earnings per common share	$405,774	$441,620	$417,340

Denominator:
Weighted average number of shares outstanding — basic	149,168	154,423	159,012
Less-weighted average number of participating restricted shares	(1,309)	(1,591)	(1,822)

Weighted average number of common shares — basic	147,859	152,832	157,190

Effect of assumed conversion of 0.5% convertible notes	5	14	20
Effect of dilutive stock options granted	2,002	2,372	2,334

Weighted average number of common shares — diluted	149,866	155,218	159,544

Basic earnings per common share	$2.74	$2.89	$2.65

Diluted earnings per common share	$2.71	$2.85	$2.62